Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 17.	Commitments and Contingencies

Leases

The Company enters into leases for warehouses, rail cars, forklifts, office equipment, office space and certain other types of property and equipment. The leases consist of operating and financing leases expiring in various years through 2030.

The elements of the lease costs were as follows:

	Year ended December 31,
	2025	2024
Operating lease expense:
Operating lease expense	$898,587	$857,093
Finance lease expense:
Amortization of lease assets	$104,145	$92,308
Interest on lease liabilities	47,126	48,857
Total finance lease cost	$151,271	$141,165

Short term lease expense	$396,077	$678,755
Variable lease expense	814,532	383,788
Total lease expense	$2,260,467	$2,060,801

Lease term and discount rate information related to leases was as follows:

	Year ended December 31,
Weighted-average remaining lease term (in years):	2025	2024
Operating leases	2.05	2.98
Finance leases	3.84	4.78
Weighted-average discount rate:
Operating leases	9.81%	11.50%
Finance leases	10.53%	10.64%

Supplemental cash flow information related to leases was as follows:

	Year ended December 31,
	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance lease (interest payments)	$47,126	$48,857
Operating cash flows from operating leases	$912,634	$850,676
Financing cash flows from finance lease	$91,058	$72,638
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	$310,566	$1,243,375
Finance leases	$74,092	$-

Future maturities of lease liabilities are as follows as of December 31, 2025:

	Operating Leases	Finance Lease
2026	$769,316	$138,184
2027	326,850	138,184
2028	105,554	111,460
2029	78,054	71,373
2030	-	32,199
Thereafter	-	-
Total future undiscounted lease payments	1,279,774	491,400
Imputed interest	(123,994)	(88,033)
Present value of lease payments	1,155,780	403,367
Current portion	688,711	100,699
Long-term portion of lease payments	$467,069	$302,668

Contingencies

The Company is subject to legal proceedings and claims which arise in the ordinary course of business. In the opinion of management, the ultimate outcome of these matters will not be material to the Company’s consolidated financial position, results of operations, or cash flows.

Commitments

The Company is not contractually committed to any planned capital expenditure until actual orders are placed for equipment or services. As of December 31, 2025 and 2024, the Company had $13.8 million and $11.0 million for open equipment and construction contracts, respectively.